Income tax and social contribution - breakdown of expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and contribution [Abstract]
Current tax expense (income)	R$ (63,725)	R$ (78,999)	R$ (35,806)
Deferred tax expense (income) recognised in profit or loss	(4,297)	(12,866)	(9,104)
Tax expense (income)	R$ (68,022)	R$ (91,865)	R$ (44,910)